Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Expense, Net

Other expense, net consists of:

	2018	2017
Body Exteriors & Structures [a]
Restructuring charges	$25	$15
Impairment of long-lived assets	14	64

	39	79

Power & Vision [b]
Impairment of investment	60	17
Restructuring charges	20	14

	80	31

Seating Systems [c]
Gain on formation of a new venture	—	(45)

Corporate and Other [d]
Unrealized gain on investment revaluation	(56)	—
Gain on sale of investment	—	(26)

	$63	$39

[a]	Body Exteriors & Structures

For the year ended December 31, 2018

During 2018, the Company recorded net restructuring charges of $25 million [$23 million after tax] related to certain Body Exteriors & Structures facilities.

During 2018, the Company recorded fixed asset impairment charges of $14 million [$12 million after tax] related to a certain Body Exteriors & Structures facility.

For the year ended December 31, 2017

During 2017, the Company recorded net restructuring charges of $15 million [$11 million after tax] related to a certain Body Exteriors & Structures facility.

During 2017, the Company recorded fixed asset impairment charges of $64 million [$64 million after tax] related to two Body Exteriors & Structures facilities.

[b]	Power & Vision

For the year ended December 31, 2018

During 2018, the Company concluded that indicators of impairment were present related to its investment in Getrag Ford Transmission Gmbh [“GFT”] and undertook an impairment analysis to determine the fair value of the investment. Based on the difference between the fair value and the carrying value of the investment in GFT, the Company recorded an other-than-temporary impairment charge of $60 million [$59 million after tax] [note 9].

During 2018, the Company recorded net restructuring charges of $20 million [$20 million after tax] related to certain Power & Vision facilities.

For the year ended December 31, 2017

During 2017, the Company recorded an other-than-temporary impairment charge of $17 million [$17 million after tax] on one of its equity method investments.

During 2017, the Company recorded net restructuring charges of $14 million [$14 million after tax] related to certain Power & Vision facilities.

[c]	Seating Systems

For the year ended December 31, 2017

During 2017, the Company formed a new venture in China with Hubei Aviation Precision Machinery Co., Ltd. The transaction resulted in a gain of $45 million [$34 million after tax].

[d]	Corporate and Other

For the year ended December 31, 2018

During 2018, the Company recorded an unrealized gain of $56 million [$53 million after tax] on the revaluation of its private equity investments.

For the year ended December 31, 2017

During 2017, the Company’s investment in Argus Cyber Security Ltd. was sold for proceeds of $33 million. A gain of $26 million [$26 million after tax] was recognized on the sale of the investment, which was accounted for under the cost method.